Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2021	Oct. 31, 2018
Condensed Balance Sheet Statements, Captions [Line Items]
Common Stock, par or stated value per share				$ 0.000002
Common Stock, shares authorized			25,000,000,000	25,000,000,000
Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common Stock, par or stated value per share	$ 0.000002	$ 0.000002
Common Stock, shares authorized	20,000,000,000	20,000,000,000
Common Stock, shares, issued	299,797,728	299,797,728
Common Stock, shares, outstanding	269,942,489	270,054,584
Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common Stock, par or stated value per share	$ 0.000002	$ 0.000002
Common Stock, shares authorized	2,500,000,000	2,500,000,000
Common Stock, shares, issued	54,543,800	54,543,800
Common Stock, shares, outstanding	54,543,800	54,543,800
Parent Company [Member] | Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common Stock, par or stated value per share	$ 0.000002	$ 0.000002
Common Stock, shares authorized	20,000,000,000	20,000,000,000
Common Stock, shares, issued	299,797,728	299,797,728
Common Stock, shares, outstanding	269,942,489	270,054,584
Parent Company [Member] | Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common Stock, par or stated value per share	$ 0.000002	$ 0.000002
Common Stock, shares authorized	2,500,000,000	2,500,000,000
Common Stock, shares, issued	54,543,800	54,543,800
Common Stock, shares, outstanding	54,543,800	54,543,800